DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DERIVATIVE INSTRUMENTS
Assumptions used in determining fair value of warrants

	September 30,	December 31,
	2017	2016
Risk free interest rate	1.5%	1.2%
Expected dividend yield	—%	—%
Contractual term (in years)	1.6	2.4
Expected volatility	86%	89%

	Year Ended December 31,
	2016		2015		2014
Risk-free interest rate	1.20%		0.65%		1.47%
Expected dividend yield	0%		0%		0%
Contractual term	2.4	years	3.4	years	4.4	years
Expected volatility	89%		100%		119%

Changes in derivative warrant liability

	Three Months Ended September 30,
	2017	2016
Balance at June 30,	$519	$2,359
Increase in derivative liability prior to warrant exchange	3,029	—
Reduction in derivative liability due to warrant exchange	(3,537)	—
Increase (decrease) in the fair value of warrants	30	336
Balance at September 30,	$41	$2,695

	Nine Months Ended September 30,
	2017	2016
Balance at December 31,	$1,314	$1,907
Increase in derivative liability prior to warrant exchange	3,029	—
Reduction in derivative liability due to warrant exchange	(3,537)	—
Increase (decrease) in the fair value of warrants	(765)	788
Balance at September 30,	$41	$2,695

	Year Ended December 31,
	2016	2015	2014
Balance at beginning of year	$1,907	$7,224	$—
Issuance of warrants	—	—	6,848
(Decrease) increase in the fair value of the warrants	(593)	10,804	376
Fair value of derivative warrant liability reclassified to additional paid in capital	—	(16,121)	—
Balance at end of year	$1,314	$1,907	$7,224